Stockholders' Equity/Deficit - Summary of Valuation of Stock Option Awards (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility		70.00%	76.30%	70.00%	59.00%
Risk-free interest rate		1.59%	0.45%	2.54%	2.60%
Expected term (in years)	0 years	6 years 3 months	6 years 3 months	6 years 3 months	1 year
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%